Advances on Newbuilding Contracts - Finance lease payments (Details) $ in Millions	Dec. 31, 2021 USD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Obligations related to leases	$ 27.0
1 Year
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Obligations related to leases	15.1
2 Years
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Obligations related to leases	3.3
3 Years
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Obligations related to leases	3.2
4 Years
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Obligations related to leases	2.7
5 Years
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Obligations related to leases	1.7
Thereafter
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Obligations related to leases	1.0
Advances on Newbuilding Contracts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Obligations related to leases	201.7
Advances on Newbuilding Contracts | 1 Year
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Obligations related to leases	11.3
Advances on Newbuilding Contracts | 2 Years
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Obligations related to leases	11.3
Advances on Newbuilding Contracts | 3 Years
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Obligations related to leases	11.3
Advances on Newbuilding Contracts | 4 Years
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Obligations related to leases	11.3
Advances on Newbuilding Contracts | 5 Years
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Obligations related to leases	11.3
Advances on Newbuilding Contracts | Thereafter
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Obligations related to leases	$ 145.2